Bernzott U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.0%
	COMMUNICATIONS — 6.4%
456,535	Quotient Technology, Inc. *	$3,314,444
58,155	Shutterstock, Inc.	6,702,945
		10,017,389
	CONSUMER DISCRETIONARY — 5.5%
171,315	Callaway Golf Co. *	4,807,099
124,285	Gentex Corp.	3,827,978
		8,635,077
	CONSUMER STAPLES — 3.4%
328,955	Hostess Brands, Inc. *	5,250,122
	ENERGY — 5.1%
227,055	Viper Energy Partners LP	4,205,059
115,470	World Fuel Services Corp.	3,736,609
		7,941,668
	FINANCIALS — 14.1%
101,765	Artisan Partners Asset Management, Inc. - Class A	5,287,709
73,645	Encore Capital Group, Inc. *	3,624,071
41,170	Evercore, Inc. - Class A	5,748,979
92,475	James River Group Holdings Ltd.	3,402,155
23,625	LendingTree, Inc. *	3,936,634
		21,999,548
	HEALTH CARE — 1.2%
427,080	ATI Physical Therapy, Inc. *	1,836,444
	INDUSTRIALS — 39.4%
162,325	Air Transport Services Group, Inc. *	4,446,082
161,265	API Group Corp. *	3,739,735
459,090	BrightView Holdings, Inc. *	7,037,850
77,225	Douglas Dynamics, Inc.	3,068,921
84,325	Frontdoor, Inc. *	3,678,256
81,120	Granite Construction, Inc.	3,288,605
166,780	Hillenbrand, Inc.	7,741,927
359,270	Janus International Group, Inc. *	5,392,643
116,405	SP Plus Corp. *	3,770,358
91,990	Stericycle, Inc. *	6,402,504
133,800	Terminix Global Holdings, Inc. *	5,570,094
246,006	WillScot Mobile Mini Holdings Corp. *	7,281,778
		61,418,753

Bernzott U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS — 4.2%
97,950	Compass Minerals International, Inc.	$6,555,794
	TECHNOLOGY — 16.7%
161,460	ADTRAN, Inc.	3,335,764
90,005	Bottomline Technologies de, Inc. *	3,804,511
29,415	ExlService Holdings, Inc. *	3,622,163
138,400	Inovalon Holdings, Inc. - Class A *	5,653,640
266,220	Knowles Corp. *	5,324,400
109,635	Upland Software, Inc. *	4,273,572
		26,014,050
	TOTAL COMMON STOCKS
	(Cost $112,986,518)	149,668,845

Principal Amount
	SHORT-TERM INVESTMENTS — 4.8%
$7,425,343	UMB Money Market Fiduciary, 0.01% [1]	7,425,343
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,425,343)	7,425,343
	TOTAL INVESTMENTS — 100.8%
	(Cost $120,411,861)	157,094,188
	Liabilities in Excess of Other Assets — (0.8)%	(1,281,829)
	TOTAL NET ASSETS — 100.0%	$155,812,359

LP – Limited Partnership

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.